                        H&Q IPO & EMERGING COMPANY FUND
                      SUPPLEMENT DATED JANUARY 24, 2001 TO
                 COMMON CLASS AND ADVISER CLASSES PROSPECTUSES
                           DATED SEPTEMBER 15, 1999,
                      AS SUPPLEMENTED APRIL 25, 2000, AND
            STATEMENT OF ADDITIONAL INFORMATION DATED JUNE 26, 2000

    THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION CONTAINED IN THE COMMON CLASS AND ADVISER CLASSES PROSPECTUSES AND THE STATEMENT OF ADDITIONAL INFORMATION FOR THE H&Q IPO & EMERGING COMPANY FUND (THE "FUND"):

    On November 28, 2000, the Trustees of Hambrecht & Quist Fund Trust (the "Trust"), on behalf of the Fund, unanimously approved an Agreement and Plan of Reorganization (the "Plan"), with Mutual Fund Investment Trust ("MFIT"), on behalf of a newly created series (the "Chase Fund"), and the transactions contemplated thereby (the "Reorganization").

    The Plan provides for the exchange of all the assets and liabilities of the Fund for the Class A and Class B shares of the Chase Fund. Holders of Common Class and Class A shares of the Fund would receive Class A shares of the Chase Fund, and holders of Class B shares of the Fund would receive Class B shares of the Chase Fund, in each case equal in value to the net asset value of their shares in the Fund.

    A special meeting of shareholders of the Fund (the "Meeting") will be held on or about February 8, 2001 to vote on the Reorganization. If the Reorganization is approved at the Meeting, the Reorganization will become effective on or about February 23, 2001. Prior to the Meeting, the Fund will send to shareholders of record a combined proxy statement and prospectus describing the Reorganization and the Chase Fund (the "Proxy/Prospectus").

    The Reorganization would effect a number of changes, including the following:

 1. FUND FEES AND EXPENSES. For a period of one year from the date of the Reorganization, the investment advisor and/or its affiliates will limit the annual operating expenses of the

    Chase Fund to 1.35% of the net assets of the Class A shares and 2.05% of the net assets of the Class B shares if the total net assets of the Chase Fund are at least $150 million, and to 1.60% of the net assets of the Class A shares and 2.30% of the net assets of the Class B shares if the total net assets of the Chase Fund are less than $150 million.

 2. FUND MANAGEMENT. Chase Fleming Asset Management
    (USA) Inc., an affiliate of The Chase Manhattan Bank ("Chase"), will be the investment advisor of the Chase Fund.

 3. INVESTING IN THE FUND. The Chase Fund will not offer
    Common Class shares. Class A and Class B shareholders of the Chase Fund will be permitted to exchange their shares for shares of other Chase funds without a sales load. Former Class A shareholders of the Fund will be charged a front-end sales load of up to 5.75% on their purchases of new Class A shares of the Chase Fund. Class B shares of the Chase Fund purchased after the Reorganization will be subject to a deferred sales charge for 6 years and will convert to Class A shares after 8 years. The minimum initial investment for regular accounts will be reduced to $2,500, and other minimum investment requirements will change.

 4. MANAGEMENT OF THE FUND. The business of the Chase Fund will be managed by the Board of Trustees and officers of MFIT.

 5. DISTRIBUTOR. Vista Fund Distributors, an affiliate of The
    BISYS Group, Inc., will be the distributor of the Chase Fund.

 6. TRANSFER AGENT. DST Systems, Inc. will be the transfer agent of the Chase Fund.

 7. LEGAL COUNSEL. Simpson Thacher & Bartlett will be counsel to the Chase Fund.

 8. DESCRIPTION OF THE TRUST. The Chase Fund will be one of several series of MFIT, a Massachusetts business trust. Chase Fund shareholders will vote together with the other series of MFIT on corporate governance matters, including Trustee elections. The operations of the Chase Fund will be governed by MFIT's Declaration of Trust and By-Laws and applicable Massachusetts law.

    THESE AND OTHER CHANGES RESULTING FROM THE REORGANIZATION ARE DESCRIBED IN GREATER DETAIL IN THE PROXY/PROSPECTUS. THIS SUPPLEMENT IS QUALIFIED IN ITS ENTIRETY BY THE PROXY/PROSPECTUS, WHICH SHOULD BE READ CAREFULLY AND WHICH IS INCORPORATED HEREIN BY REFERENCE.

                        H&Q IPO & EMERGING COMPANY FUND
                      SUPPLEMENT DATED JANUARY 24, 2001 TO
                 COMMON CLASS AND ADVISER CLASSES PROSPECTUSES
                           DATED SEPTEMBER 15, 1999,
                      AS SUPPLEMENTED APRIL 25, 2000, AND
            STATEMENT OF ADDITIONAL INFORMATION DATED JUNE 26, 2000

    THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION CONTAINED IN THE COMMON CLASS AND ADVISER CLASSES PROSPECTUSES AND THE STATEMENT OF ADDITIONAL INFORMATION FOR THE H&Q IPO & EMERGING COMPANY FUND (THE "FUND"):

    On November 28, 2000, the Trustees of Hambrecht & Quist Fund Trust (the "Trust"), on behalf of the Fund, unanimously approved an Agreement and Plan of Reorganization (the "Plan"), with Mutual Fund Investment Trust ("MFIT"), on behalf of a newly created series (the "Chase Fund"), and the transactions contemplated thereby (the "Reorganization").

    The Plan provides for the exchange of all the assets and liabilities of the Fund for the Class A and Class B shares of the Chase Fund. Holders of Common Class and Class A shares of the Fund would receive Class A shares of the Chase Fund, and holders of Class B shares of the Fund would receive Class B shares of the Chase Fund, in each case equal in value to the net asset value of their shares in the Fund.

    A special meeting of shareholders of the Fund (the "Meeting") will be held on or about February 8, 2001 to vote on the Reorganization. If the Reorganization is approved at the Meeting, the Reorganization will become effective on or about February 23, 2001. Prior to the Meeting, the Fund will send to shareholders of record a combined proxy statement and prospectus describing the Reorganization and the Chase Fund (the "Proxy/Prospectus").

    The Reorganization would effect a number of changes, including the following:

 1. FUND FEES AND EXPENSES. For a period of one year from the date of the Reorganization, the investment advisor and/or its affiliates will limit the annual operating expenses of the Chase Fund to 1.35% of the net assets of the Class A shares and 2.05% of the net assets of the Class B shares if the total net assets of the Chase Fund are at least $150 million, and to 1.60% of the net assets of the Class A shares and 2.30% of the net assets of the Class B shares if the total net assets of the Chase Fund are less than $150 million.

 2. FUND MANAGEMENT. Chase Fleming Asset Management (USA) Inc., an affiliate of The Chase Manhattan Bank ("Chase"), will be the investment advisor of the Chase Fund.

 3. INVESTING IN THE FUND. The Chase Fund will not offer Common Class shares. Class A and Class B shareholders of the Chase Fund will be permitted to exchange their shares for shares of other Chase funds without a sales load. Former Class A shareholders of the

    Fund will be charged a front-end sales load of up to 5.75% on their purchases of new Class A shares of the Chase Fund. Class B shares of the Chase Fund purchased after the Reorganization will be subject to a deferred sales charge for 6 years and will convert to Class A shares after 8 years. The minimum initial investment for regular accounts will be reduced to $2,500, and other minimum investment requirements will change.

 4. MANAGEMENT OF THE FUND. The business of the Chase Fund will be managed by the Board of Trustees and officers of MFIT.

 5. DISTRIBUTOR. Vista Fund Distributors, an affiliate of The BISYS Group, Inc., will be the distributor of the Chase Fund.

 6. TRANSFER AGENT. DST Systems, Inc. will be the transfer agent of the Chase Fund.

 7. LEGAL COUNSEL. Simpson Thacher & Bartlett will be counsel to the Chase Fund.

 8. DESCRIPTION OF THE TRUST. The Chase Fund will be one of several series of MFIT, a Massachusetts business trust. Chase Fund shareholders will vote together with the other series of MFIT on corporate governance matters, including Trustee elections. The operations of the Chase Fund will be governed by MFIT's Declaration of Trust and By-Laws and applicable Massachusetts law.

    THESE AND OTHER CHANGES RESULTING FROM THE REORGANIZATION ARE DESCRIBED IN GREATER DETAIL IN THE PROXY/PROSPECTUS. THIS SUPPLEMENT IS QUALIFIED IN ITS ENTIRETY BY THE PROXY/PROSPECTUS, WHICH SHOULD BE READ CAREFULLY AND WHICH IS INCORPORATED HEREIN BY REFERENCE.